SCHEDULE OF GENERAL AND ADMINISTRATIVE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interim Period, Costs Not Allocable [Line Items]
Share-based payment	$ 67	$ 22	$ 20
General and administrative expenses	4,175	4,339	4,265
General and Administrative Expense [Member]
Interim Period, Costs Not Allocable [Line Items]
Payroll and related expenses	1,733	1,815	1,845
Share-based payment	126	212	323
Professional services	1,593	1,635	1,451
Travel expenses	84	61	115
Rent and office maintenance	138	139	118
Depreciation	13	20	20
Marketing and others	488	457	393
General and administrative expenses	$ 4,175	$ 4,339	$ 4,265